General Information - Additional Information (Detail) $ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2018 USD ($) Lease	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting policies [line items]
Fair value of trust assets		$ 193	$ 197
Depreciation method, property, plant and equipment		All depreciation is charged on a straight-line basis.
Deferred revenue		$ 1,506	1,357
Goodwill and other intangible assets		1,143	967	$ 858
Net book value, property, plant and equipment		447	425	419
Net book value, other intangible assets		580	537
Net book value, investments in associates and joint ventures		$ 104	141	111
Description of sensitivity analysis in respect of those other assets requiring an impairment test		In respect of those assets requiring an impairment test and depending on how recoverable amount was assessed, a 10% reduction in fair value or estimated future cash flows would have resulted in an impairment charge of $10m.
Reimbursed costs		$ 1,171	1,103	1,046
Revenue from fee business		1,486	1,379	1,329
Deferred revenue current			490
Deferred revenue noncurrent			867
Operating profit		566	728	712
Capitalisation of contract costs		60	58	53
Contract assets current		20	17	13
Contract assets noncurrent		270	241	185
Depreciation and amortisation		80	78	75
Revenue		4,337	4,075	3,912
Contract assets		290	258	198
Deferred tax assets		60	75	69
Total liabilities		4,830	4,311	3,908
Interest expense on borrowings		66	62	71
System Fund revenues		1,233	1,242	1,199
System Fund expenses		1,379	1,276	1,164
Equity		(1,077)	(1,301)	(1,146)	$ (118)	$ (118)
Finance lease		235	231
Brands [member]
Accounting policies [line items]
Goodwill and other intangible assets		250	193	193
InterContinental Boston [member]
Accounting policies [line items]
Finance lease		235
IHG Rewards club loyalty programme [member]
Accounting policies [line items]
Interest expense on borrowings		14	7	3
Loyalty programme liability [member]
Accounting policies [line items]
Redemption liability description		14
System Fund [member] | Loyalty programme liability [member]
Accounting policies [line items]
Deferred revenue		1,181	1,057
Associates [member]
Accounting policies [line items]
Net book value, investments in associates and joint ventures		104	114	85
Fixtures, fittings and equipment [member]
Accounting policies [line items]
Net book value, property, plant and equipment		146	123	119
Goodwill [member]
Accounting policies [line items]
Goodwill and other intangible assets		313	237
Other assets requiring an impairment test [member]
Accounting policies [line items]
Sensitivity analysis		0
Exceptional items [member]
Accounting policies [line items]
Operating profit		(104)	4	(29)
Exceptional items [member] | Associates [member]
Accounting policies [line items]
Impairment charges		0	18	16
Retained earnings [member]
Accounting policies [line items]
Equity		1,166	969	990		2,209
Reclassification adjustment in equity	$ 18
Increase (decrease) due to application of IFRS 15 [member]
Accounting policies [line items]
Goodwill and other intangible assets			(500)
Reimbursed costs			1,103
Deferred revenue current			490
Deferred revenue noncurrent			867
Contract assets current			17
Contract assets noncurrent			241
Deferred tax assets			19
Total liabilities			285
System Fund revenues			1,217
System Fund expenses			1,251
Equity			(450)
Increase (decrease) due to application of IFRS 15 [member] | Loyalty programme liability [member]
Accounting policies [line items]
Deferred revenue			1,057
Increase (decrease) due to application of IFRS 15 [member] | System Fund [member]
Accounting policies [line items]
Operating profit			(34)
Revenue			1,217
System Fund revenues			1,217
System Fund expenses			1,251
Increase (decrease) due to application of IFRS 15 [member] | Disposals subject to management contract [member]
Accounting policies [line items]
Deferred tax liabilities			32
Intangible assets			(243)
Amortisation charge			8
Deferred tax assets			19
Increase (decrease) due to application of IFRS 15 [member] | Key money payment [member]
Accounting policies [line items]
Contract assets current			17
Contract assets noncurrent			240
Depreciation and amortisation			(17)
Revenue			(17)
Contract assets			257
Intangible assets			(257)
Increase (decrease) due to application of IFRS 15 [member] | Initial application & re-licensing fees [member]
Accounting policies [line items]
Deferred revenue			163
Revenue from fee business			(14)
Deferred revenue current			24
Deferred revenue noncurrent			139
Deferred tax liabilities			40
Increase (decrease) due to application of IFRS 15 [member] | Contract costs [member]
Accounting policies [line items]
Deferred tax liabilities			(15)
Operating profit			5
Capitalisation of contract costs			58
Contract assets current			7
Contract assets noncurrent			51
Previously reported [member]
Accounting policies [line items]
Goodwill and other intangible assets			1,467
Revenue from fee business			1,600
Operating profit			763
Depreciation and amortisation			103
Revenue			1,784
Deferred tax assets			56
Redemption cost liability			760
Total liabilities			4,026
Equity			(1,301)	(1,146)	$ 319	319
Previously reported [member] | IHG Rewards club loyalty programme [member]
Accounting policies [line items]
Interest expense on borrowings			7
Previously reported [member] | System Fund [member]
Accounting policies [line items]
Capitalisation of interest benefit			6
Previously reported [member] | System Fund [member] | System fund surplus [member]
Accounting policies [line items]
Total liabilities			158
Previously reported [member] | Retained earnings [member]
Accounting policies [line items]
Equity			$ 951	$ 990		$ 2,653
IFRS 16 [member]
Accounting policies [line items]
Depreciation and amortisation		(34)
Deferred tax assets		$ 3
Percentage of lease liability		90.00%
Number of leases | Lease		9
IFRS 16 [member] | Hotel [member]
Accounting policies [line items]
Percentage of lease liability		62.00%
IFRS 16 [member] | Office building [member]
Accounting policies [line items]
Percentage of lease liability		28.00%
Management contracts [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill		Straight-line
Software [member]
Accounting policies [line items]
Amortisation method, intangible assets other than goodwill		Straight-line
Goodwill and other intangible assets		$ 273
Maximum [member] | Buildings [member]
Accounting policies [line items]
Estimated useful lives		50 years
Maximum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives		25 years
Maximum [member] | Management contracts [member]
Accounting policies [line items]
Estimated useful lives		50 years
Maximum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives		5 years
Minimum [member] | Fixtures, fittings and equipment [member]
Accounting policies [line items]
Estimated useful lives		3 years
Minimum [member] | Software [member]
Accounting policies [line items]
Estimated useful lives		3 years